Shareholder Report, Average Annual Return (Details)		12 Months Ended	21 Months Ended		24 Months Ended	38 Months Ended	60 Months Ended	75 Months Ended	76 Months Ended	108 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		6.21%					(0.47%)				1.52%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		6.76%					(0.76%)			0.77%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		8.90%					0.25%				2.01%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		7.24%					2.14%	2.39%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A1 (with sales charge)
Average Annual Return, Percent		5.11%			3.85%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		7.51%					2.40%		2.67%
Angel Oak High Yield Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak High Yield Opportunities ETF NAV
Average Annual Return, Percent		10.77%					4.81%				5.03%
Angel Oak Mortgage-Backed Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak Mortgage-Backed Securities ETF NAV
Average Annual Return, Percent		7.67%				(1.31%)
Angel Oak UltraShort Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak UltraShort Income ETF NAV
Average Annual Return, Percent		7.36%	6.85%
Angel Oak Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak Income ETF NAV
Average Annual Return, Percent		9.88%		8.61%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		8.60%					(0.01%)				1.75%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		7.76%					(0.76%)			0.77%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A1 (without sales charge)
Average Annual Return, Percent		7.26%			4.64%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%		6.44%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%					0.19%				1.61%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%					0.19%			1.48%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%					0.19%				1.61%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index**
Average Annual Return, Percent	[1]	5.10%					0.19%	1.50%
Bloomberg Short Treasury: 9-12 Months [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Average Annual Return, Percent		5.48%					2.02%	2.15%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		5.59%					2.25%	2.31%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index**
Average Annual Return, Percent	[2]	5.10%			1.09%
Bloomberg Short Treasury: 9-12 Months [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Average Annual Return, Percent		5.48%			4.11%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		5.59%			4.56%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index**
Average Annual Return, Percent	[3]	5.10%					0.19%		1.35%
Bloomberg Short Treasury: 9-12 Months [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Average Annual Return, Percent		5.48%					2.02%		2.13%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		5.59%					2.25%		2.31%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak High Yield Opportunities ETF Market
Average Annual Return, Percent		11.08%					4.86%				5.06%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%					0.19%				1.61%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		11.05%					4.20%				4.65%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak Mortgage-Backed Securities ETF Market
Average Annual Return, Percent		7.63%				(1.32%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%				(1.98%)
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent		4.89%				(1.99%)
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak UltraShort Income ETF Market
Average Annual Return, Percent		7.49%	6.93%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index**
Average Annual Return, Percent	[4]	5.10%	6.70%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		5.59%	5.14%
Bloomberg U.S. Treasury Bills [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills
Average Annual Return, Percent		5.50%	5.10%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak Income ETF Market
Average Annual Return, Percent		10.18%		8.80%

[1]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[2]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[3]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[4]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.